CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	12 Months Ended
Jun. 30, 2021 shares
CONSOLIDATED STATEMENTS OF CASH FLOWS
Conversion of convertible notes to number shares of ordinary shares	9,225,338